Fair Value Measurements and Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements And Investments [Abstract]
Fair Value Measurements	Fair Value Measurements
Fair value is generally based on quoted prices, however if quoted market prices are not available, fair value is determined based on other relevant factors, including dealer price quotations, price activity for equivalent instruments and valuation pricing models. The Company established a fair value hierarchy which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument, the characteristics specific to the instrument and the state of the marketplace (including the existence and transparency of transactions between market participants). Financial instruments with readily-available, actively-quoted prices or for which fair value can be measured from actively-quoted prices in an orderly market will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories (from highest to lowest) based on inputs:
Level 1 - Unadjusted quoted prices are available in active markets for identical financial instruments as of the reporting date.
Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.
Level 3 - Pricing inputs are unobservable for the financial instruments and includes situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value require significant management judgment or estimation.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the instrument.
Fair Value of Financial Instruments
The following table summarizes the categorization and fair value estimate of the Company’s financial instruments that are measured on a recurring basis pursuant to the above fair value hierarchy levels as of December 31, 2020 and 2019:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$584	$—	$—	$584
Cash surrender value of company-owned life insurance	—	857	—	857
Total financial assets	$584	$857	$—	$1,441

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$688	$—	$—	$688
Cash surrender value of company-owned life insurance	—	918	—	918
Total financial assets	$688	$918	$—	$1,606
The Company had no transfers between fair value levels during each of the years ended December 31, 2020 and 2019.
The cash surrender value of company-owned life insurance is included in Prepaid expenses and other assets on the Consolidated Statements of Financial Condition at the amount that could be realized under the contract as of December 31, 2020 and 2019, which approximates fair value.
As of December 31, 2019, the Company held investments related to certain deferred compensation plans but held no securities related to pending trades. As of December 31, 2020, the Company held investments related to a legacy deferred compensation program and securities. These amounts are included in Prepaid expenses and other assets on the Consolidated Statements of Financial Condition.
During the third quarter of 2020, the Company obtained an investment in a private company for which there is no readily determinable fair value. The Company made the policy election under ASC 321 – Investments to carry the investment at cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The balance of this investment as of December 31, 2020 was $0.6 million included in Prepaid expenses and other assets on the Condensed Consolidated Statements of Financial Condition.

Fair Value Measurements and Investments	Fair Value Measurements and Investments
Fair value is generally based on quoted prices, however if quoted market prices are not available, fair value is determined based on other relevant factors, including dealer price quotations, price activity for equivalent instruments and valuation pricing models. The Company established a fair value hierarchy which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument, the characteristics specific to the instrument and the state of the marketplace (including the existence and transparency of transactions between market participants). Financial instruments with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in an orderly market will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories (from highest to lowest) based on inputs:
Level 1 – Unadjusted quoted prices are available in active markets for identical financial instruments as of the reporting date.
Level 2 – Pricing inputs are observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3 – Pricing inputs are unobservable for the financial instruments and includes situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value require significant management judgment or estimation.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the instrument.
The fair values of cash, restricted cash, accounts receivable, due from related parties, accounts payable and certain accrued liabilities approximate their carrying amounts due to the short-term nature of these items. Due to the variable rate nature of the Revolving Credit Facility, the carrying value as of December 31, 2020 approximated the fair value.
Fair Value of Financial Instruments
The following table summarizes the categorization and fair value estimate of the Company’s financial instruments that are measured on a recurring basis pursuant to the above fair value hierarchy levels as of September 30, 2021 and December 31, 2020:

	September 30, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$475	$—	$—	$475
Cash surrender value of company-owned life insurance	—	893	—	893
Total financial assets	$475	$893	$—	$1,368

Financial liabilities
Warrant liabilities - Public warrants	$24,226	$—	$—	$24,226
Warrant liabilities - Private warrants	—	—	740	740
Total financial liabilities	$24,226	$—	$740	$24,966

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$584	$—	$—	$584
Cash surrender value of company-owned life insurance	—	857	—	857
Total financial assets	$584	$857	$—	$1,441
The Company had no transfers between fair value levels during the three and nine months ended September 30, 2021.
As of September 30, 2021 and December 31, 2020, the Company held investments related to a legacy deferred compensation program and securities, which are included in Prepaid expenses and other assets on the Condensed Consolidated Statements of Financial Condition.
The cash surrender value of company-owned life insurance is included in Prepaid expenses and other assets on the Condensed Consolidated Statements of Financial Condition at the amount that could be realized under the contract as of September 30, 2021 and December 31, 2020, which approximates fair value.
The public warrants are valued using quoted market prices on the Nasdaq Capital Market under the ticker PWPPW and are included in Warrant liabilities on the Condensed Consolidated Statements of Financial Condition. As of September 30, 2021, the price per public warrant was $3.16.
Management determines the fair value of the private warrants using the Black-Scholes option pricing valuation model (“Valuation Model”). The private warrants are classified as Level 3 as of September 30, 2021 because of the use of significant unobservable inputs in the Valuation Model. The inputs into the Valuation Model for the private warrants, including some significant unobservable inputs, were as follows:

September 30, 2021
Risk-free rate of return	0.90%
Expected volatility	27.50%
Expected dividend yield	2.00%
Expected term (years)	5
Exercise price per share	$11.50
Asset price per share	$13.28
The Company’s use of the Valuation Model required the use of the following assumptions:
•The risk-free rate of return assumption was based on the expected term and a U.S. Treasury yield curve as of the date of the Business Combination. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
•The expected volatility assumption was based on the weighted average of the implied volatility from the Company’s publicly traded warrants and the historical volatility of the Company’s publicly traded industry peers. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities.
•The dividend yield was based on management’s expectation that the Company will pay 2% dividends during the term.
The resulting valuation for the private warrants were determined to be $3.64 per unit as of September 30, 2021. The Company had approximately 203,333 private warrants outstanding as of September 30, 2021, resulting in a fair value of $0.7 million recorded within Warrant liabilities in the Condensed Consolidated Statements of Financial Condition.
The following table presents changes in Level 3 financial liabilities measured at fair value for the period from June 24, 2021 to September 30, 2021:

Private Warrants
Balance at Business Combination	$675
Change in fair value	65
Balance at end of period	$740
Other Investments
As of September 30, 2021, the Company applies the equity method of accounting to its investment in PFAC Holdings I LLC (“PFAC Holdings”), an indirect parent of PWP Forward Acquisition Corp. I (“PFAC”), a special purpose acquisition company. As of September 30, 2021, the Company’s investment in PFAC Holdings was $1.3 million. The Company’s share of earnings of PFAC Holdings is included in the Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2021.